FINANCE INCOME / (FINANCE COSTS)	12 Months Ended
Jun. 30, 2023
Finance Income
FINANCE INCOME / (FINANCE COSTS)

8. FINANCE INCOME / (FINANCE COSTS)

	2023 A$	2022 A$	2021 A$
Interest income	220,161	36,256	62,394
Total finance income	220,161	36,256	62,394

Lease interest	(29,515)	(15,215)	(16,338)
Total finance costs	(29,515)	(15,215)	(16,338)